Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share Capital	Warrants	Stock-based Compensation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Gain (Loss)	Total
Balance at Dec. 31, 2021	$ 809,269		$ 8,697	$ 36,126	$ (149,983)	$ (1,776)	$ 702,333
Balance (in Shares) at Dec. 31, 2021	78,975,349
Share issuance - At-The-Market offering	$ 22,793						22,793
Share issuance - At-The-Market offering (in Shares)	998,629
Share issuance - Private placement	$ 10,840						10,840
Share issuance - Private placement (in Shares)	675,400
Share issuance - Options exercised	$ 11,295		(3,974)				7,321
Share issuance - Options exercised (in Shares)	540,834
Share issuance - RSUs vested	$ 3,172		(3,172)
Share issuance - RSUs vested (in Shares)	148,800
Share issuance costs	$ (1,237)						(1,237)
Deferred tax on share issuance costs	330						330
Stock-based compensation			3,138				3,138
Expired options			(34)	34
Other comprehensive loss						2,409	2,409
Net loss for the year					(7,394)		(7,394)
Balance at Dec. 31, 2022	$ 856,462		4,655	36,160	(157,377)	633	740,533
Balance (in Shares) at Dec. 31, 2022	81,339,012
Share issuance - At-The-Market offering	$ 43,681						43,681
Share issuance - At-The-Market offering (in Shares)	2,516,839
Share issuance - Interest expense paid in shares	$ 19,737						19,737
Share issuance - Interest expense paid in shares (in Shares)	1,285,178
Share issuance - Private placement	$ 14,011						14,011
Share issuance - Private placement (in Shares)	875,150
Share issuance - Options exercised	$ 1,150		(2,815)	2,438			773
Share issuance - Options exercised (in Shares)	50,000
Share issuance - RSUs vested	$ 823		(823)
Share issuance - RSUs vested (in Shares)	41,840
Share issuance costs	$ (1,715)						(1,715)
Deferred tax on share issuance costs	459						459
Stock-based compensation			3,269				3,269
Expired options			(886)	886
Other comprehensive loss						(61,559)	(61,559)
Net loss for the year					(29,266)		(29,266)
Balance at Dec. 31, 2023	$ 934,608		$ 3,400	$ 39,484	$ (186,643)	$ (60,926)	$ 729,923
Balance (in Shares) at Dec. 31, 2023	86,108,019